ASSETS AND LIABILITIES OF DISPOSAL GROUP (Details Narrative) ¥ in Millions, $ in Millions			6 Months Ended
	Apr. 28, 2023	Dec. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($) shares
IfrsStatementLineItems [Line Items]
Increase (decrease) in number of ordinary shares issued | shares		5,678,430
Outstanding ordinary shares | shares					10,035,188
Unsecured promissory note		$ 8.5
Increase (decrease) through disposal of subsidiary, equity | ¥				¥ 73.8
Gain loss disposal of assets disposal groups			$ 8.5
Debt securities [member]
IfrsStatementLineItems [Line Items]
Debt instrument fair value					$ 8.5
Success Winner Limited [Member]
IfrsStatementLineItems [Line Items]
Percentage of ownership interest in subsidiary	100.00%